Employee Stock Options (Details Textual)									1 Months Ended								3 Months Ended		12 Months Ended
	Sep. 26, 2018 USD ($) Employees Directors $ / shares shares	Mar. 28, 2018 shares	Dec. 13, 2017 Directors $ / shares shares	Aug. 03, 2017 $ / shares shares	Jan. 09, 2017 $ / shares shares	Jan. 09, 2017	Jun. 01, 2015 $ / shares shares	Jun. 01, 2015	Mar. 20, 2019 USD ($) $ / shares	Mar. 20, 2019	Dec. 21, 2018 USD ($) $ / shares shares	Aug. 22, 2018 USD ($) Employees Directors $ / shares shares	May 16, 2018 Employees $ / shares shares	Mar. 28, 2018 $ / shares shares	Dec. 21, 2017 $ / shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016	Aug. 03, 2018 shares	Nov. 09, 2017 shares
Employee Stock Options (Textual)
Exercise price, granted | $ / shares																	$ 1.06	$ 0
Options issued			100,000
Compensation expense | $																	$ 1,670	$ 1,104
Stock options granted																	50,000	0
Employee description																			During 2018, 250,000 options issued on May 18, 2015 with an exercise price of $6.00 expired and 85,000 options issued December 10, 2015 with an exercise price of $5.00 expired. The Company cancelled 180,000 options that had been issued to five employees who left the Company without exercising their options, including 37,500 issued June 1, 2015 with a strike price of $10.80, 12,500 issued December 10, 2015 with a strike price of $5.00, 40,000 issued April 27, 2016 with a strike price of $2.91, 10,000 issued December 6, 2016 with a strike price of $3.00, and cancelled 80,000 options issued August 8, 2017 with a strike price of $1.00. The Company cancelled 5,000,000 options issued on August 22, 2018 on September 26, 2018 that had not vested.
Description of employee stock options										One grant, relating to the option to purchase 30,000 shares of the Company's common stock, vests after one year, and one grant, relating to the option to purchase 100,000 shares of the Company's common stock, vests after two years. These stock options have an exercise price of $1.06 per share and expire on March 20, 2023.											The Company granted 10,000 options to an employee with two-year vesting and an exercise price of $3.00 and an expiration date of December 6, 2019.
Remaining balance to be recognized | $																	$ 87,548
Option to purchase																	130,000	100,000
Estimated fair value of the options to purchase | $																	$ 89,217	$ 31,322
2015 Equity Plan [Member]
Employee Stock Options (Textual)
Compensation expense | $																	6,664
Description of employee stock options													The Company granted options to purchase shares of its common stock outside its 2015 Equity Plan to four employees. Reginald Brown, Jr. was issued an option to purchase 200,000 shares of common stock, and Kendall Carpenter, the Company's Executive Vice President and Chief Financial Officer, was issued an option to purchase 130,000 shares of common stock. These options were immediately vested, have an exercise price of $1.00 per share and expire May 16, 2022. Two engineers received options to purchase an aggregate of 130,000 shares of common stock. These options vest 50% after one year and the remaining 50% after two years, have an exercise price of $1.00 per share and expire May 16, 2022. One of the engineers terminated during the first quarter of 2019, before his option relating to 40,000 shares vested, and $7,376 in previously recognized 2018 expense was reversed due to option expiration.
Remaining balance to be recognized | $																	$ 12,265
Option to purchase																	90,000
Employee Stock Option Two [Member]
Employee Stock Options (Textual)
Common stock shares issued an option to purchase																			11,560,000
Stock options granted																			11,560,000
Estimate fair value of options and warrants granted																			11,560,000
Employee Stock Option [Member]
Employee Stock Options (Textual)
Exercise price, granted | $ / shares																	$ 1.06	$ 1.00	$ 0.82	$ 1.12
Stock options granted																	130,000	100,000	11,560,000	7,510,000
Common Stock [Member]
Employee Stock Options (Textual)
Vested options, shares																			100,000
Compensation expense | $																			$ 45,516	$ 129,059
Common stock shares issued an option to purchase					100,000
Exercise price | $ / shares					$ 2.90
2015 Equity Plan [Member]
Employee Stock Options (Textual)
Vested options | $	$ 4,000,000								$ 180,000			$ 4,000,000
Options issued	5,000,000		200,000								5,130,000												2,000,000
Number of directors | Directors			2
Common stock shares issued an option to purchase	5,000,000			5,210,000															6,000,000
Government contractor to provide a minimum amount | $																			$ 4,000,000
Exercise price | $ / shares	$ 0.65		$ 1.00	$ 1.00					$ 1.00		$ 0.50	$ 1.00	$ 1.00
Stock option expiration date	Sep. 26, 2022		Dec. 13, 2021	Aug. 03, 2021					Mar. 20, 2023			Aug. 22, 2022	May 16, 2022
Compensation expenses | $																			$ 2,601,005
Description of option vests			These options vest 50% after one year and the remaining 50% after two years provided the director is still actively involved with the Company.										Two engineers received a total of 130,000 shares which vest 50% after one year and the remaining 50% after two years, are exercisable at an exercise price of $1.00 per share and expire May 16, 2022.
2015 Equity Plan [Member] | Employee Stock Option One [Member]
Employee Stock Options (Textual)
Vested options, shares																			460,000
Vested options | $																			$ 27,352
Compensation expense | $											$ 2,000,000								174,639
Exercise price | $ / shares															$ 0.50
2015 Equity Plan [Member] | Employee Stock Option Two [Member]
Employee Stock Options (Textual)
Compensation expense | $																			421,059	3,354,097
2015 Equity Plan [Member] | Employee Stock Option Three [Member]
Employee Stock Options (Textual)
Compensation expense | $																			223,559	1,846,075
2015 Equity Plan [Member] | Employee Stock Option Four [Member]
Employee Stock Options (Textual)
Vested options | $																			44,006
Compensation expense | $																			70,361	$ 3,593
Employee Stock Option [Member]
Employee Stock Options (Textual)
Options issued	6,000,000
Compensation expense | $																	$ 1,670	$ 190	$ 2,797,383
Stock options granted																			2,839,360
Remaining balance to be recognized | $																	87,547
Option to purchase																		100,000
Share-based Compensation Award, Tranche One [Member] | Employee Stock Option One [Member]
Employee Stock Options (Textual)
Vested options, shares					50,000
Options expiration, term					4 years
Share-based Compensation Award, Tranche Two [Member] | Employee Stock Option Two [Member]
Employee Stock Options (Textual)
Vested options, shares					50,000
Options expiration, term					4 years
Employee [Member]
Employee Stock Options (Textual)
Compensation expense | $																		$ 8,620
Options expiration, term																2 years
Exercise price | $ / shares																$ 3.00
Stock options granted																10,000
Stock option expiration date																Dec. 06, 2019
Compensation expenses | $																			$ 1,187
Description of employee stock options								The Company issued an option award to an employee for 37,500 shares vesting over three years with an exercise price of $10.80 and expiration date of May 4, 2019.
Option to purchase																		37,500
Employee [Member] | Share-based Compensation Award, Tranche One [Member]
Employee Stock Options (Textual)
Vested options, shares							37,500												37,500
Exercise price, granted | $ / shares							$ 10.80
Expiration date							May 04, 2019
Compensation expense | $																			$ 14,369
Options expiration, term							3 years
Five Management Employees and Four Directors [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Number of directors | Directors	4											4
Number of employees | Employees	5											5
Stock options granted	6,000,000											5,000,000
Director Three [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Vested options, shares																			100,000
Vested options | $																			$ 16,654
Options issued		100,000												100,000
Compensation expense | $																			$ 21,739
Exercise price | $ / shares														$ 1.00
Stock option expiration date														Mar. 28, 2022
Description of option vests														These options vest 50% one year after the date of grant and the remaining 50% two years after the date of grant provided the director is still actively involved with the Company.
Robert Guerra [Member]
Employee Stock Options (Textual)
Compensation expense | $																	7,013	$ 190
Description of employee stock options		The Company granted to Robert Guerra, a newly appointed director, an option to purchase 100,000 shares of the Company's common stock outside its 2015 Equity Plan. The option vests 50% one year after the date of grant and the remaining 50% two years after the date of grant provided the director is still actively involved with the Company. The option has an exercise price of $1.00 per share and expires on March 28, 2022.
Remaining balance to be recognized | $																	9,642
Robert Guerra [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	25,000											25,000
Timothy Hoechst [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	25,000											25,000
John Miller [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	25,000											25,000
David Aguilar [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	150,000											150,000										100,000	10,000
Kendall Carpenter [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	425,000											300,000	130,000									275,000	170,000
Daniyel Erdberg [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	1,000,000											800,000										1,140,000
Felicia Hess [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	1,000,000											800,000										1,200,000	300,000
Jay Nussbaum [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	2,350,000											1,950,000										2,000,000	900,000
Reginald Brown [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued	1,000,000												200,000										400,000
Number of employees | Employees													4
Four Employees [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Common stock shares issued an option to purchase													460,000
Number of employees | Employees													4
Mike Haas [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued																						10,000	10,000
General Wayne Jackson [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued																						10,000	10,000
Employees and Consultants [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued																			475,000
Options were cancelled due to termination of certain employees																			80,000
Dan Erdberg [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Options issued																							200,000
Director [Member]
Employee Stock Options (Textual)
Compensation expense | $																		$ 11,278
Description of employee stock options						The Company issued an option to purchase 100,000 shares of common stock with an exercise price of $2.90 per share to a director. The option vests 50,000 after one year from grant date and another 50,000 two years from grant date with an expiration date of four years from grant date provided that the Director is still providing service to the Company.
Option to purchase																		100,000
Director [Member] | 2015 Equity Plan [Member]
Employee Stock Options (Textual)
Compensation expense | $																	6,712	$ 18,213
Description of employee stock options			The Company issued outside its 2015 Equity Plan, 100,000 options each to two newly-appointed directors, or a total of 200,000 options. These options vest 50% after one year and the remaining 50% after two years provided the director is still actively involved with the Company. The options are exercisable at an exercise price of $1.00 per share and expire on December 13, 2021.
Remaining balance to be recognized | $																	$ 18,835
Option to purchase																	200,000